Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to shareholders of Hywin Holdings Ltd.	¥ 129,881	$ 18,707	¥ 235,869	¥ 207,657
Weighted average number outstanding:
Weighted average number outstanding - Basic	56,000	56,000	56,000	51,528
Dilutive effect of outstanding share options	1,972	1,972	1,980	1,992
Weighted average number outstanding - Diluted	57,972	57,972	57,980	53,520
Earnings per share - Basic | (per share)	¥ 2.32	$ 0.33	¥ 4.21	¥ 4.03
Earnings per share - diluted | (per share)	¥ 2.24	$ 0.32	¥ 4.07	¥ 3.88
ADS
Weighted average number outstanding:
Weighted average number outstanding - Basic	28,000,000	28,000,000	28,000,000	25,789,041
Weighted average number outstanding - Diluted	28,986,236	28,986,236	28,989,752	26,773,582
Earnings per share - Basic | (per share)	¥ 4.64	$ 0.67	¥ 8.42	¥ 8.05
Earnings per share - diluted | (per share)	¥ 4.48	$ 0.65	¥ 8.14	¥ 7.76